Commitments and Contingencies - Additional Information (Detail)	0 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Dec. 31, 2014 USD ($) site	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 25, 2013 Mexican Subsidiary [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary [Member] MXN	Jun. 30, 2013 Mexican Subsidiary [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary [Member] MXN	Dec. 31, 2014 Mexican Subsidiary [Member] USD ($)	Dec. 31, 2014 Mexican Subsidiary [Member] MXN	Dec. 31, 2014 Chinese Subsidiary [Member] USD ($)	Dec. 31, 2014 Chinese Subsidiary [Member] CNY	Dec. 31, 2014 Champion [Member] USD ($)	Dec. 31, 2014 Champion [Member] USD ($)	Dec. 31, 2014 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2013 Accrued Expenses and Other Current Liabilities [Member] USD ($)	Dec. 31, 2014 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2013 Other Long-term Liabilities [Member] USD ($)	Dec. 31, 2014 Other Current Assets [Member] Chinese Subsidiary [Member] USD ($)	Apr. 25, 2013 Interest Expense, Net [Member] Mexican Subsidiary [Member] USD ($)	Jun. 30, 2013 Interest Expense, Net [Member] Mexican Subsidiary [Member] USD ($)	Dec. 31, 2014 Miscellaneous, Net [Member] Chinese Subsidiary [Member] USD ($)	Apr. 16, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Due on or before July 1, 2015 [Member] Champion [Member] USD ($)	Dec. 31, 2014 Due on or before July 1, 2016 [Member] Champion [Member] USD ($)	Dec. 31, 2014 Due on or before July 1, 2017 [Member] Champion [Member] USD ($)	Dec. 31, 2014 Due on or before July 1, 2018 [Member] Champion [Member] USD ($)	Dec. 31, 2012 U.S. Actions [Member] USD ($)	Feb. 09, 2012 U.S. Actions [Member] Defendant	Dec. 31, 2014 Canadian Actions [Member] USD ($)	Dec. 31, 2013 Canadian Actions [Member] USD ($)	Feb. 14, 2014 Hengst [Member] USD ($)	Dec. 31, 2014 Product Recall [Member] USD ($)	Dec. 31, 2014 Product Recall [Member] EUR (€)	Dec. 31, 2014 New Jersey Site and California [Member] Maximum [Member] USD ($)
Loss Contingencies [Line Items]
Rent expenses recognized			$ 7,100,000	$ 6,900,000	$ 6,600,000
Self-insured insurance reserves, including group medical insurance reserves			7,300,000	7,900,000																					500,000
Number of sites			5
Environmental accruals																400,000	1,000,000	600,000	500,000																		900,000
Remediation settlement costs			100,000
Remediation settlement expense																								100,000
Number of defendants reached an agreement																															2
Post-trail costs																														1,200,000		100,000	100,000
Settlement amount																																	100,000
Outstanding receivables										2,200,000		2,000,000	12,500,000
Refund payment received	700,000	8,200,000						4,400,000	57,700,000
Claims on loss contingency refund received								2,000,000	25,500,000
Interest on loss contingency refund received	300,000	3,300,000						1,800,000	23,300,000
Inflation on loss contingency refund received						100,000	1,200,000	600,000	8,900,000
Interest receivable																					300,000	1,800,000
Claims and inflation receivables																					100,000	600,000
Amount of total claims agreed to refund										300,000	3,700,000
Claims receivable												1,900,000											2,000,000
Pending claims receivable												100,000								100,000
Settlement payment																																		2,200,000
Payments of rebates for future purchases																																		800,000
Settlement reserve, recorded															2,200,000
Scheduled payments															1,400,000											200,000	200,000	200,000	200,000
Settlement accrued														800,000
litigation costs															200,000
Reserve for settlement																																			600,000
Payment of costs related to matter																																			900,000	800,000
Remaining accrual of costs related to matter																																			100,000	100,000
Total claims filed																																			900,000	800,000
Insurance coverage claims																																			900,000	700,000
Insurance coverage claims, recorded as a reduction in warranty expenses																																			200,000	200,000
Provision recorded related to matter																																			$ 0